Share-based payment - Changes in activities of the options (Details) R$ / shares in Units, R$ in Thousands					12 Months Ended
	Jul. 09, 2020 USD ($) R$ / shares	Feb. 15, 2018 USD ($) R$ / shares	Sep. 30, 2016 USD ($) R$ / shares	Feb. 24, 2012 USD ($) R$ / shares	Dec. 31, 2021 BRL (R$) USD ($) R$ / shares	Dec. 31, 2020 BRL (R$) USD ($) R$ / shares	Dec. 31, 2019 USD ($) R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares					41,759,010	31,938,120	143,603,848
Granted, Shares					4,762,800	17,858,700	900,000
Expired/Cancelled, Shares					2,266,200	929,322	804,240
Exercised, Shares					7,654,320	7,108,488	11,761,488
Final Balance, Shares					36,601,290	41,759,010	31,938,120
Opening Balance, Weighted average price of the shares | R$ / shares					R$ 1.46	R$ 0.29	R$ 0.26
Granted, Weighted average price of the shares | R$ / shares					4.06	3.06	0.27
Expired/Cancelled, Weighted average price of the shares | R$ / shares					0.50	0.26	0.24
Exercised, Weighted average price of the shares | R$ / shares					0.91	0.26	0.26
Final Balance, Weighted average price of the shares | R$ / shares					R$ 2.39	R$ 1.46	R$ 0.29
Number of Shares Exercised					7,654,320	7,108,488	11,761,488
Plan 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of Employees						1	12
Opening Balance, Shares						431,046	4,325,184
Granted, Shares				30,590,460
Expired/Cancelled, Shares							278,640
Exercised, Shares						431,046	3,615,498
Final Balance, Shares							431,046
Granted, Weighted average price of the shares | R$ / shares				R$ 0.21
Number of Shares Exercised						431,046	3,615,498
Share plan expense in exercise | R$						R$ 0
Remaining Remuneration Cost Period (in years)						0 years
Remaining Contractual Life (in years)						0 years
Plan 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of Employees					3	16	18
Opening Balance, Shares					7,128,000	8,839,800	9,736,200
Granted, Shares			10,584,000		648,000
Expired/Cancelled, Shares						91,800	136,800
Exercised, Shares					3,715,200	1,620,000	759,600
Final Balance, Shares					4,060,800	7,128,000	8,839,800
Granted, Weighted average price of the shares | R$ / shares			R$ 0.26
Number of Shares Exercised					3,715,200	1,620,000	759,600
Number of Exercisable Shares					4,060,800	468,000
Share plan expense in exercise | R$						R$ 48
Share plan expense to be Recognized | R$						R$ 48
Remaining Remuneration Cost Period (in years)					0 years	6 months
Remaining Contractual Life (in years)					2 years	3 years 7 months 6 days
Plan 4 (tranche 1)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of Employees					31	33	25
Opening Balance, Shares					19,652,310	22,667,274	129,542,464
Granted, Shares		32,714,784				2,880,000	900,000
Expired/Cancelled, Shares					2,131,200	837,522	388,800
Exercised, Shares					2,772,720	5,057,442	7,386,390
Final Balance, Shares					14,748,390	19,652,310	22,667,274
Granted, Weighted average price of the shares | R$ / shares		R$ 0.21
Number of Shares Exercised					2,772,720	5,057,442	7,386,390
Number of Exercisable Shares					14,748,390	1,149,795
Share plan expense in exercise | R$						R$ 0
Remaining Remuneration Cost Period (in years)					0 years	4 years
Remaining Contractual Life (in years)					3 years 2 months 12 days	4 years 8 months 12 days
Plan 4 (tranche 2)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of Employees					59	59
Opening Balance, Shares					14,978,700
Granted, Shares	19,093,500				4,114,800	14,978,700
Expired/Cancelled, Shares					135,000
Exercised, Shares					1,166,400
Final Balance, Shares					17,792,100	14,978,700
Granted, Weighted average price of the shares | R$ / shares	R$ 3.60
Number of Shares Exercised					1,166,400
Number of Exercisable Shares					17,792,100
Share plan expense in exercise | R$					R$ 3,089
Share plan expense to be Recognized | R$					R$ 16,924
Remaining Remuneration Cost Period (in years)					4 years
Remaining Contractual Life (in years)					6 years 1 month 6 days